CONSOLIDATED STATEMENTS OF NET INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NET SALES	$ 1,628.1	$ 1,562.1	$ 1,438.8
Related Party
NET SALES	$ 390.8	$ 344.9	$ 328.6